Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value Added Tax (VAT)	€ 1,072,002	€ 820,780
Research and development tax credit	800,000	600,000
Advances payments to suppliers	35,401	58,009
Other current assets	180,709	21,987
Other prepaids	648,996	18,247
Total	€ 2,737,108	€ 1,519,023